Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Feb. 28, 2017	Dec. 31, 2016
Prepaid Expenses And Deposits - Schedule Of Prepaid Expenses And Deposits Details
Prepaid expenses	$ 34,451	$ 29,137
Deposits and other receivable	45,234	11,419
Total prepaid expenses and deposits	$ 79,685	$ 40,556